Commitments and contingencies (Details)	Dec. 31, 2017 CAD ($)
Aircraft [Member]
2018	$ 594,633
2019	594,633
2020	594,633
2021	594,633
2022	148,658
Estimated future minimum annual commitment	2,527,190
Thereafter, 2023 through 2025
Total leases payments due	2,527,190
Office Premises [Member]
2018	551,553
2019	551,553
2020	554,526
2021	563,450
2022	563,450
Estimated future minimum annual commitment	2,784,532
Thereafter, 2023 through 2025	1,549,487
Total leases payments due	$ 4,334,019